Vessels, Net	6 Months Ended
Jun. 30, 2018
VESSELS, NET [Abstract]
Vessels, Net

NOTE 4 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$1,354,298	$(317,092)	$1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	36,271	(27,240)	9,031
Vessel impairment losses (see Note 5)	(51,187)	15,431	(35,756)
Transfer to vessels held for sale (see Note 5)	(67,000)	—	(67,000)

Balance June 30, 2018	$1,338,162	$(332,872)	$1,005,290

Acquisition of Vessels

2018

On June 7, 2018, Navios Partners acquired from an unrelated third party the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt, for an acquisition cost of $11,542.

On May 21, 2018, Navios Partners acquired from an unrelated third party the Navios Symmetry, a 2006-built Panamax vessel of 74,381 dwt, for an acquisition cost of $11,610.

On May 9, 2018, Navios Partners acquired from an unrelated third party the Navios Apollon I, a 2005-built Panamax vessel of 87,052 dwt, for an acquisition cost of $13,119.

2017

On September 20, 2017, Navios Partners acquired from an unrelated third party the Navios Symphony, a 2010-built Capesize vessel of 178,132 dwt, for an acquisition cost of $27,961.

On August 21, 2017, Navios Partners acquired from an unrelated third party the Navios Aster, a 2010-built Capesize vessel of 179,314 dwt, for an acquisition cost of $28,855.

On August 11, 2017, Navios Partners acquired from a related third party the Navios Christine B, a 2009-built Ultra-Handymax vessel of 58,058 dwt, for an acquisition cost of $14,030.

On July 17, 2017, Navios Partners acquired from an unrelated third party the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt, for an acquisition cost of $28,607.

On July 10, 2017, Navios Partners acquired from an unrelated third party the Navios Libertas, a 2007-built Panamax vessel of 75,511 dwt, for an acquisition cost of $13,737.

On June 9, 2017, Navios Partners acquired from an unrelated third party the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt, for an acquisition cost of $31,364.

On June 7, 2017, Navios Partners acquired from an unrelated third party the Navios Prosperity I, a 2007-built Panamax vessel of 75,527 dwt, for an acquisition cost of $13,687.

Sale of Vessels

2017

On December 21, 2017, Navios Partners sold the Navios Gemini S to an unrelated third party for a net sale price of $4,078. The aggregate net carrying amount of the vessel including the remaining carrying balance of dry dock and special survey costs of $502 amounted to $6,451 as at the date of sale.

On April 21, 2017, Navios Partners sold the Navios Apollon to an unrelated third party for a net sale price of $4,750. The aggregate net carrying amount of the vessel including the remaining carrying balance of dry dock and special survey costs of $782 amounted to $14,758 as at the date of sale.

On January 12, 2017, Navios Partners sold the MSC Cristina to an unrelated third party for a net sale price of $125,000. The aggregate net carrying amount of the vessel amounted to $142,193 as at the date of sale. The loss on sale of the vessel was $1,260 (see Note 18 — Other expense).

Vessel impairment losses

As of December 31, 2017, Navios Partners concluded that step two of the impairment assessment was required for one of its vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $30,304 for this vessel, being the difference between the fair value and the vessel’s carrying value.

On November 27, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Gemini S for a net sale price of $4,078. As of December 31, 2017, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $2,373 was recognized under the caption “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2017. The vessel was sold on December 21, 2017.

On January 9, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Apollon for a net sale price of $4,750. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore did not qualify as an asset held for sale as of December 31, 2016. As of December 31, 2016, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $10,008 was recognized under the caption “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2016. The vessel was sold on April 21, 2017.